Financial Information of Parent Company Statement of Other Comprehensive Income (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ (17,926,074)	$ 5,123,259	$ (6,409,181)
Other comprehensive income, net of tax
Unrealized gains (loss) on available-for-sale securities		21,965	(7,345)
Gains on disposition of available-for-sale securities		(499,019)
Foreign currency translation adjustments	399,847	8,317,804	4,924,890
Comprehensive income (loss) of Acorn International, Inc.	(17,526,227)	12,964,009	(1,491,636)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(17,926,074)	5,123,259	(6,409,181)
Other comprehensive income, net of tax
Unrealized gains (loss) on available-for-sale securities		21,965	(7,345)
Gains on disposition of available-for-sale securities		(499,019)
Foreign currency translation adjustments	399,847	8,317,804	4,924,890
Comprehensive income (loss) of Acorn International, Inc.	$ (17,526,227)	$ 12,964,009	$ (1,491,636)